Consolidated Statement of Profit or Loss and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2024 AUD ($) $ / shares	Jun. 30, 2023 AUD ($) $ / shares
Revenue
Revenue from contracts with customers		$ 79,843
Other income	146,884	317,888
Gains on loan modifications		222,681
Expenses
Raw materials and consumables expenses		(48,925)
Employment expenses	(875,579)	(752,584)
Corporate expenses	(222,641)	(428,922)
IPO related expenses	(166,804)	(278,319)
Depreciation and amortisation expense	(1,211,896)	(1,226,491)
Research expenses	(276,057)	(665,035)
Advertising and marketing expense	(18,200)	(166,929)
Legal expense		(5,270)
Consulting fees	(750)	(80,407)
Other expenses	(145,851)	(69,681)
Inventory - write off	(175,081)
Operating loss	(2,945,975)	(3,102,151)
Finance costs	(600,220)	(404,069)
Loss before income tax expense	(3,546,195)	(3,506,220)
Income tax expense
Loss after income tax expense for the year attributable to the owners of Gelteq Limited	(3,546,195)	(3,506,220)
Other comprehensive income for the year, net of tax
Total comprehensive loss for the year attributable to the owners of Gelteq Limited	$ (3,546,195)	$ (3,506,220)
Basic loss per share (in Dollars per share) | $ / shares	$ (0.44)	$ (0.44)
Diluted loss per share (in Dollars per share) | $ / shares	$ (0.44)	$ (0.44)